TAXES (Tables)	12 Months Ended
Sep. 30, 2025
TAXES
Schedule of components of the income tax provision

	2025	2024	2023
Current taxes
PRC	$—	$—	$—
Hong Kong	—	—	198,615
Singapore	(38,194)	45,589	—
Japan	18,947	—	—
Total current income tax (benefit) expense	(19,247)	45,589	198,615

Deferred taxes
PRC	633	119,608	58,716
Hong Kong	(62,928)	(78,403)	—
Singapore	(2,680)	(483)	—
Japan	(2,514)	—	—
Total deferred income tax (benefit) expense	(67,489)	40,722	58,716

Total income tax (benefit) expense	$(86,736)	$86,311	$257,331

Schedule of income/(loss) before provision for income taxes

	2025	2024	2023
PRC	$(1,077,690)	$(941,937)	$(689,505)
Hong Kong	(762,761)	(950,349)	1,109,065
Singapore	(240,436)	265,329	—
Japan	91,323	—	—
Cayman	(8,963,568)	323,543	—
Total (loss) income before income taxes	$(10,953,132)	$(1,303,414)	$419,560

Schedule of effective tax rate reconciliation

	2025	2024	2023
Income tax (benefit) expense at PRC statutory income tax rate	$(2,738,283)	$(325,853)	$104,890
Impact of different tax rates in other jurisdictions	2,315,830	(21,332)	(94,271)
Effect of PRC preferential tax rate	278,466	266,791	116,831
Effect of change in tax rate	—	—	233,082
Super deduction of qualified R&D expenditures *	(5,277)	(26,306)	(28,390)
Effect of change in valuation allowance	50,952	187,751	(111,786)
Net operating losses expired	11,576	5,096	—
Non-deductible items and other**	—	164	36,975
Income tax (benefit) expense	$(86,736)	$86,311	$257,331
*

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and other represent excess expenses and losses not deductible for PRC tax purposes.

Schedule of aggregate amount and per share effect of preferential tax rate

	2025	2024	2023
The aggregate amount of PRC preferential tax rate	$278,466	$266,791	$116,831
The aggregate effect on basic and diluted net (loss) income per share
- Basic and diluted	(0.02)	(0.02)	(0.01)

Schedule of summary of deferred tax assets and liabilities

	2025	2024
Deferred tax assets:
Allowance for credit losses	$72,957	$40,273
Net operating losses	443,732	392,874
Operating lease liabilities	41,239	2,254
Total deferred tax assets	557,928	435,401
Less: Valuation allowance	(264,068)	(215,526)
Total deferred tax assets, net of valuation allowance	293,860	219,875

Deferred tax liabilities:
Effect of temporary difference *	(98,814)	(129,176)
Fair value increment on appraisal of intangible asset on acquisition	(46,562)	—
Operating lease right of use assets	(40,090)	(2,254)
Total deferred tax liabilities	(185,466)	(131,430)
Total deferred tax assets, net	$108,394	$88,445
*	Mainly due to revenue recognition differences.

Schedule of movement in valuation allowance

	2025	2024	2023
Beginning balance	$215,526	$21,910	$133,333
Additions	57,339	192,863	257
Reversals	(6,396)	(5,111)	(112,043)
Foreign currency translation adjustments	(2,401)	5,864	363
Ending balance	$264,068	$215,526	$21,910

Schedule of taxes payable

	2025	2024
PRC	$92,062	$93,393
Hong Kong	199,894	200,193
Singapore	8,422	47,631
Japan	19,097	—
Total taxes payable	$319,475	$341,217